Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Gross carrying amounts, beginning balance	$ 4,911,727	$ 4,976,391
Gross carrying amounts, Foreign currency translation	(68,800)	(64,664)
Gross carrying amounts, ending balance	4,842,927	4,911,727
Accumulated amortization, beginning balance	4,910,231	4,916,470
Accumulated amortization, Amortization expense	1,479	58,164
Accumulated amortization, Foreign currency translation	(68,783)	(64,403)
Accumulated amortization, ending balance	4,842,927	4,910,231
Total amortized intangible assets, net		1,496
Software and Software Development Costs [Member]
Gross carrying amounts, beginning balance	4,030,482	4,083,543
Gross carrying amounts, Foreign currency translation	(56,456)	(53,061)
Gross carrying amounts, ending balance	3,974,026	4,030,482
Accumulated amortization, beginning balance	4,030,482	4,037,464
Accumulated amortization, Amortization expense		45,889
Accumulated amortization, Foreign currency translation	(56,456)	(52,871)
Accumulated amortization, ending balance	3,974,026	4,030,482
Total amortized intangible assets, net
Trademarks [Member]
Gross carrying amounts, beginning balance	881,245	892,848
Gross carrying amounts, Foreign currency translation	(12,344)	(11,603)
Gross carrying amounts, ending balance	868,901	881,245
Accumulated amortization, beginning balance	879,749	879,006
Accumulated amortization, Amortization expense	1,479	12,275
Accumulated amortization, Foreign currency translation	(12,327)	(11,532)
Accumulated amortization, ending balance	868,901	$ 879,749
Total amortized intangible assets, net